Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other receivables:
Total loans receivables and other financing receivables	$ 847,108	$ 854,784
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	653,679	666,658
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	15,403	28,256
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures (note 6)	$ 178,026	$ 159,870